Trade Receivables and Other - Summary of Ageing of Total Trade Receivables - Net (Detail) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Trade receivables [line items]
Trade receivables-net	€ 521	€ 481
Current [member]
Trade receivables [line items]
Trade receivables-net	499	453
Past Due 1 to 30 Days [member]
Trade receivables [line items]
Trade receivables-net	19	23
Past Due 31 to 60 Days [member]
Trade receivables [line items]
Trade receivables-net	1	2
Past Due 61 to 90 Days [member]
Trade receivables [line items]
Trade receivables-net	1	2
Past Due Greater Than 91 Days [member]
Trade receivables [line items]
Trade receivables-net	€ 1	€ 1